Financial Instruments - Carrying Amounts and Classifications of Financial Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 3,653	$ 3,267
Cash equivalents	0	0
Bank overdraft
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	16
Bank overdraft | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	16
Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,346	689
Accounts payable and accrued liabilities | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,346	689
Dividends payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	68	62
Dividends payable | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	68	62
Credit facilities, long-term debt and lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,653	3,267
Credit facilities, long-term debt and lease liabilities | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,653	3,267
Exchangeable securities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	739	735
Exchangeable securities | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	739	735
Within one year | Risk management liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,129	261
Within one year | Derivatives | Risk management liabilities | Derivatives used for hedging
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	271	0
Within one year | Derivatives | Risk management liabilities | Derivatives held for trading (FVTPL)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	858	261
Later than one year | Risk management liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	333	145
Later than one year | Derivatives | Risk management liabilities | Derivatives used for hedging
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	76	0
Later than one year | Derivatives | Risk management liabilities | Derivatives held for trading (FVTPL)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	257	145
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,134	947
Cash and cash equivalents | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,134	947
Restricted cash
Disclosure of detailed information about financial instruments [line items]
Financial assets	70	70
Restricted cash | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	70	70
Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,589	651
Trade and other receivables | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,589	651
Long-term portion of finance lease receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	129	185
Long-term portion of finance lease receivables | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	129	185
Long-term portion of loan receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	33
Long-term portion of loan receivable | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	33
Other investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	12
Other investments | Other financial assets (FVTPL)
Disclosure of detailed information about financial instruments [line items]
Financial assets	11
Other investments | Other financial assets (FVTOCI)
Disclosure of detailed information about financial instruments [line items]
Financial assets	1
Risk management assets | Within one year
Disclosure of detailed information about financial instruments [line items]
Financial assets	709	308
Risk management assets | Later than one year
Disclosure of detailed information about financial instruments [line items]
Financial assets	161	399
Risk management assets | Derivatives used for hedging | Within one year | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	36
Risk management assets | Derivatives used for hedging | Later than one year | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	252
Risk management assets | Derivatives held for trading (FVTPL) | Within one year | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	709	272
Risk management assets | Derivatives held for trading (FVTPL) | Later than one year | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 161	$ 147